Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
LNG revenues	$ 333,542	$ 0
LNG revenues—affiliate	16,236	0
Total revenues	349,778	0	$ 0	$ 0	$ 0
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	217,567	(32,176)
Cost of sales—affiliate	3,890	0
Operating and maintenance expense (recovery)	40,606	4,655	(27,896)	5,211	(476)
Operating and maintenance expense—affiliate	66,230	456	1,331	95	0
Terminal use agreement maintenance expense (recovery)	(546)	16,684	18,428	25,677	26,228
Terminal use agreement maintenance expense—affiliate	208	308	400	387	394
Depreciation and amortization expense	37,863	1,279	2,479	967	213
Development expense	137	2,631	2,850	9,319	11,540
Development expense—affiliate	484	562	722	1,153	1,392
General and administrative expense	5,472	4,027	5,637	5,305	3,305
General and administrative expense—affiliate	51,824	58,304	87,681	71,065	93,064
Total operating costs and expenses	423,735	56,730	91,632	119,179	135,660
Loss from operations	(73,957)	(56,730)	(91,632)	(119,179)	(135,660)
Other income (expense)
Interest expense, net of capitalized interest	(99,203)	(31,261)	(36,330)	(23,909)	(10,796)
Loss on early extinguishment of debt	(52,070)	(96,273)	(96,273)	(114,335)	(131,576)
Derivative gain (loss), net	(13,473)	(46,541)	(41,722)	(119,401)	82,790
Other income (expense)	429	320	340	(29)	752
Total other expense	(164,317)	(173,755)	(173,985)	(257,674)	(58,830)
Net loss	$ (238,274)	$ (230,485)	$ (265,617)	$ (376,853)	$ (194,490)